Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2022
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Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Present value of defined benefit obligations:
Balance at beginning of year	¥1,357,044	¥1,143,911	¥1,305,054	¥1,104,894

Current service cost	35,751	27,158	35,045	22,351
Past service cost	—	9,941	—	—
Interest cost	7,530	29,445	8,360	29,822
Plan participants’ contributions	—	3,764	—	3,657
Remeasurements:
Changes in demographic assumptions	(30,860)	(11,669)	6,346	(777)
Changes in financial assumptions	(17,606)	51,885	(25,500)	(85,754)
Other	1,654	(7,040)	5,502	(3,603)
Benefits paid	(48,459)	(200,249)	(72,562)	(82,561)
Exchange differences on translating foreign operations	—	57,748	—	99,497

Balance at end of year	¥1,305,054	¥1,104,894	¥1,262,245	¥1,087,526

Fair value of plan assets:
Balance at beginning of year	¥1,187,881	¥848,503	¥1,365,509	¥910,436

Interest income	6,645	22,458	8,865	24,981
Actual return on plan assets, excluding interest income	194,475	126,176	21,172	50,833
Employer contributions	21,770	49,487	20,484	17,404
Plan participants’ contributions	—	3,764	—	3,657
Benefits paid	(45,262)	(200,249)	(60,754)	(82,561)
Exchange differences on translating foreign operations	—	60,297	—	88,300

Balance at end of year	¥1,365,509	¥910,436	¥1,355,276	¥1,013,050

Effects of asset ceiling	—	2,774	—	35,321

Net defined benefit liabilities (assets)	¥(60,455)	¥197,232	¥(93,031)	¥109,797

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2021 and 2022 is as follows:
As of March 31, 2021

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total

Cash and cash equivalents	¥17,708	¥—	¥17,708	¥17,736	¥—	¥17,736
Equity securities:
Japan	37,137	28	37,165	11,099	—	11,099
United States	278,052	105	278,157	71,125	—	71,125
Other	285,412	239	285,651	41,302	—	41,302
Debt securities:
Japan	63,856	—	63,856	—	343	343
United States	3,867	151,484	155,351	—	45,842	45,842
Other	168,460	64,850	233,310	—	8,697	8,697
Group annuity insurance:
General accounts	—	38,822	38,822	—	—	—
Separate accounts	—	20,290	20,290	—	—	—
Pooled funds:
Real estate funds	—	404	404	—	68,686	68,686
Private equity funds	—	—	—	—	148,038	148,038
Hedge funds	—	129,796	129,796	—	36,247	36,247
Commingled and other mutual funds	2,309	119,493	121,802	7,197	401,755	408,952
Other	112	(16,915)	(16,803)	541	51,828	52,369

Total	¥856,913	¥508,596	¥1,365,509	¥149,000	¥761,436	¥910,436

As of March 31, 2022

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total

Cash and cash equivalents	¥56,192	¥—	¥56,192	¥15,147	¥—	¥15,147
Equity securities:
Japan	32,349	—	32,349	9,483	—	9,483
United States	260,424	58	260,482	72,349	—	72,349
Other	248,143	276	248,419	51,606	—	51,606
Debt securities:
Japan	65,388	—	65,388	—	575	575
United States	2,795	150,494	153,289	—	81,155	81,155
Other	173,477	71,516	244,993	—	7,100	7,100
Group annuity insurance:
General accounts	—	40,008	40,008	—	—	—
Separate accounts	—	22,317	22,317	—	—	—
Pooled funds:
Real estate funds	—	402	402	—	87,540	87,540
Private equity funds	—	—	—	—	191,196	191,196
Hedge funds	—	145,474	145,474	—	34,341	34,341
Commingled and other mutual funds	1,798	129,080	130,878	4,732	425,668	430,400
Other	67	(44,982)	(44,915)	61	32,097	32,158

Total	¥840,633	¥514,643	¥1,355,276	¥153,378	¥859,672	¥1,013,050

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2021 and 2022 are as follows:

	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	0.7%	2.1 - 3.4%	0.8%	2.8 - 4.0%
Rate of salary increase	1.5%	2.0 - 3.1%	1.5%	2.0 - 3.6%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2021 and 2022 are as follows:

Yen (millions)
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

0.5% decrease	¥99,814 increase	¥103,059 increase	¥93,079 increase	¥86,569 increase
0.5% increase	¥88,788 decrease	¥91,523 decrease	¥83,077 decrease	¥78,153 decrease

Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2021 and 2022 are as follows:

	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Weighted average duration of defined benefit obligations	14 years	17 years	14 years	14 years

Personnel Expenses Included in Consolidated Statements of Income
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022
Personnel expenses	¥1,605,553	¥1,470,748	¥1,502,364